Note 6 - License Revenue with Affiliate - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
License [Member]
License revenue with affiliate	$ 158	$ 40	$ 304	$ 159	$ 356	$ 204	$ 198	$ 1,023